Note 27 - Financial Instruments and Risks - Reconciliation of Changes in the Categorization of Level 3 (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Financial liabilities at December 31, 2016 (i)	R$ 24,423.9
Financial liabilities at December 31, 2017 (i)	22,036.6
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities at December 31, 2016 (i)	5,106.1	[1]
Acquisition of investments	7.4
Total gains and losses in the year	650.6
Losses recognized in net income	359.1
Losses recognized in equity	291.5
Financial liabilities at December 31, 2017 (i)	R$ 5,764.1	[1]

[1]	The liability was recorded under "Trade payables and put option granted on subsidiary and other liabilities" on the balance sheet.